Interest Rate Derivatives - Gain (Loss) Recognized in Earnings (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Interest Rate Contract | Other income (expense)
Derivative [Line Items]
Derivative instruments gain (loss), net	$ 1,934	$ (8,634)	$ (8,572)	$ (5,417)